Provision for Income Taxes (Details) - Schedule of provision for taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Taxes [Abstract]
Domestic	$ (9,962)	$ (1,272)	$ (25,346)	$ (20,157)
Foreign	272,508	(8,698)	14,955	(19,145)
Total			(10,391)	(39,302)
Current
Domestic	40		330	81
Foreign	89,176	3	6,266	484
Total	89,216	3	6,596	565
Deferred
Domestic			(762)
Foreign	(3,302)	(1,079)	31,640	(2,356)
Total	$ 85,914	$ (1,076)	$ 37,474	$ (1,791)